Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves equity awards for our NEOs on or before the effective date of grant, and it is the Compensation Committee’s general practice to approve annual equity awards in the first quarter of each fiscal year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the effective date of grant for equity awarded to our NEOs is during an open quarterly window period under our Insider Trading Policy or when the Company otherwise has no material non-public information. The Company also does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation. Equity awards to newly hired employees are effective as of the later of the date the individual commences service or the grant approval date, and equity awards to existing employees and others providing services to us are effective as of the grant approval date. In addition, for options, the exercise price may not be less than the closing price of our common stock on the effective date of the grant.

Award Timing Method	it is the Compensation Committee’s general practice to approve annual equity awards in the first quarter of each fiscal year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the effective date of grant for equity awarded to our NEOs is during an open quarterly window period under our Insider Trading Policy or when the Company otherwise has no material non-public information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Generally, the effective date of grant for equity awarded to our NEOs is during an open quarterly window period under our Insider Trading Policy or when the Company otherwise has no material non-public information.
MNPI Disclosure Timed for Compensation Value	false